Pensions	12 Months Ended
Dec. 31, 2019
Pensions
Pensions

5 Pensions

Defined contribution schemes

RBS Group sponsors a number of defined contribution pension schemes in different territories, which new employees are offered the opportunity to join.

Defined benefit schemes

RBS Group sponsors a number of pension schemes in the UK and overseas, including the Main section of The Royal Bank of Scotland Group Pension Fund (the “Main section”) which operates under UK trust law and is managed and administered on behalf of its members in accordance with the terms of the trust deed, the scheme rules and UK legislation.

Pension fund trustees are appointed to operate each fund and ensure benefits are paid in accordance with the scheme rules and national law. The trustees are the legal owner of a scheme’s assets, and have a duty to act in the best interests of all scheme members.

The schemes generally provide a pension of one -sixtieth of final pensionable salary for each year of service prior to retirement up to a maximum of 40 years and are contributory for current members. These have been closed to new entrants for over ten years, although current members continue to build up additional pension benefits, currently subject to 2% maximum annual salary inflation, while they remain employed by RBS Group.

The Main section corporate trustee is RBS Pension Trustee Limited (the Trustee), a wholly owned subsidiary of NWB Plc, Principal Employer of the Main section. The Board of the Trustee comprises four member trustee directors selected from eligible active staff, deferred and pensioner members who apply and six appointed by RBS Group. Under UK legislation, a defined benefit pension scheme is required to meet the statutory funding objective of having sufficient and appropriate assets to cover its liabilities (the pensions that have been promised to members).

Similar governance principles apply to RBS Group’s other pension schemes.

Investment strategy

The assets of the Main section, which is typical of other group schemes, represent 90% of plan assets at 31 December 2019 (2018 - 90%) and are invested in a diversified portfolio as shown below.

The Main section employs derivative instruments to achieve a desired asset class exposure and to reduce the section’s interest rate, inflation and currency risk. This means that the net funding position is considerably less sensitive to changes in market conditions than the value of the assets or liabilities in isolation.

	2019			2018
Major classes of plan assets as a percentage of	Quoted	Unquoted	Total	Quoted	Unquoted	Total
total plan assets of the Main section	%	%	%	%	%	%
Equities	3.9	4.8	8.7	3.7	5.2	8.9
Index linked bonds	47.8	—	47.8	40.1	—	40.1
Government bonds	9.3	—	9.3	12.9	—	12.9
Corporate and other bonds	11.6	5.0	16.6	12.2	5.2	17.4
Real estate	—	4.8	4.8	—	5.5	5.5
Derivatives	—	7.8	7.8	—	6.1	6.1
Cash and other assets	—	5.0	5.0	—	9.1	9.1
	72.6	27.4	100.0	68.9	31.1	100.0

The Main section’s holdings of derivative instruments are summarised in the table below:

	2019			2018
	Notional	Fair value		Notional	Fair value
	amounts	Assets	Liabilities	amounts	Assets	Liabilities
	£bn	£m	£m	£bn	£m	£m
Inflation rate swaps	16	909	1,094	13	347	502
Interest rate swaps	57	6,407	2,992	55	8,132	5,362
Currency forwards	9	215	42	10	22	164
Equity and bond call options	1	122	—	1	277	—
Equity and bond put options	5	3	1	4	3	1
Other	3	124	13	4	1,027	1,092

Swaps have been executed at prevailing market rates and within standard market bid/offer spreads with a number of counterparty banks, including NWB Plc.

At 31 December 2019, the gross notional value of the swaps was £75 billion (2018 - £72 billion) and had a net positive fair value of £3,340 million (2018 - £2,557 million) against which the banks had posted approximately 110% collateral.

The schemes do not invest directly in RBS Group but can have exposure to RBS Group. The trustees of the respective UK schemes are responsible for ensuring that indirect investments in RBS Group do not exceed the 5% regulatory limit.

	Main section				All schemes
		Present value	Asset	Net		Present value	Asset	Net
	Fair	of defined	ceiling/	pension	Fair	of defined	ceiling/	pension
	value of	benefit	minimum	(asset)/	value of	benefit	minimum	(asset)/
	plan assets	obligation	funding (1)	liability	plan assets	obligation	funding (1)	liability
Changes in value of net pension (asset)/liability	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2018	44,652	37,937	6,715	—	49,746	42,378	7,105	(263)
Currency translation and other adjustments	—	—	—	—	20	17	(1)	(4)
Income statement	1,123	1,143	171	191	1,242	1,371	179	308
Statement of comprehensive income	(1,891)	(1,396)	1,532	2,027	(2,090)	(1,630)	1,507	1,967
Contributions by employer	2,218	—	—	(2,218)	2,363	—	—	(2,363)
Contributions by plan participants and other scheme members	7	7	—	—	12	12	—	—
Liabilities extinguished upon settlement	—	—	—	—	(259)	(259)	—	—
Transfer of pension assets and liabilities from Main section	(276)	(198)	(78)	—	—	—	—	—
Benefits paid	(2,027)	(2,027)	—	—	(2,282)	(2,282)	—	—
At 1 January 2019	43,806	35,466	8,340	—	48,752	39,607	8,790	(355)
Currency translation and other adjustments	—	—	—	—	(85)	(76)	—	9
Income statement
Net interest expense	1,245	1,003	242	—	1,374	1,109	255	(10)
Current service cost	—	140	—	140	—	193	—	193
Past service cost	—	13	—	13	—	15	—	15
Gain on curtailments or settlements	—	—	—	—	—	(10)	—	(10)
	1,245	1,156	242	153	1,374	1,307	255	188

Statement of comprehensive income
Return on plan assets excluding recognised interest income	3,021	—	—	(3,021)	3,556	—	—	(3,556)
Experience gains and losses	—	(275)	—	(275)	—	(279)	—	(279)
Effect of changes in actuarial financial assumptions	—	5,565	—	5,565	—	6,189	—	6,189
Effect of changes in actuarial demographic assumptions	—	(465)	—	(465)	—	(482)	—	(482)
Asset ceiling adjustments	—	—	(1,696)	(1,696)	—	—	(1,730)	(1,730)
	3,021	4,825	(1,696)	108	3,556	5,428	(1,730)	142

Contributions by employer	261	—	—	(261)	473	—	—	(473)
Contributions by plan participants and other scheme members	10	10	—	—	15	15	—	—
Liabilities extinguished upon settlement	—	—	—	—	(188)	(194)	—	(6)
Benefits paid	(1,788)	(1,788)	—	—	(1,972)	(1,972)	—	—
At 31 December 2019	46,555	39,669	6,886	—	51,925	44,115	7,315	(495)

Notes:

(1)

RBS Group recognises the net pension scheme surplus or deficit as a net asset or liability. In doing so, the funded status is adjusted to reflect any schemes with a surplus that RBS Group may not be able to access, as well as any minimum funding requirement to pay in additional contributions. This is most relevant to the Main section, where the surplus is not recognised.

(2)

RBS Group expects to make contributions to the Main section of £247 million in 2020. Additional contributions of up to £500 million will be paid to the Main section, should RBS Group make distributions in 2020, in line with the ring-fencing agreement with the Trustee.

	All schemes
	2019	2018
Amounts recognised on the balance sheet	£m	£m
Fund assets at fair value	51,925	48,752
Present value of fund liabilities	44,115	39,607
Funded status	7,810	9,145
Asset ceiling/minimum funding	7,315	8,790
	495	355

	2019	2018
Net pension asset/(liability) comprises	£m	£m
Net assets of schemes in surplus (included in Other assets, Note 17)	614	520
Net liabilities of schemes in deficit (included in Other liabilities, Note 20)	(119)	(165)
	495	355

Funding and contributions by RBS Group

In the UK, the trustees of defined benefit pension schemes are required to perform funding valuations every three years. The trustees and the sponsor, with the support of the Scheme Actuary, agree the assumptions used to value the liabilities and a Schedule of Contributions required to eliminate any funding deficit. The funding assumptions incorporate a margin for prudence over and above the expected cost of providing the benefits promised to members, taking into account the sponsor’s covenant and the investment strategy of the scheme. Similar arrangements apply in the other territories where the RBS Group sponsors defined benefit pension schemes. The last funding valuation of the Main section was at 31 December 2017 and next funding valuation is due at 31 December 2020, to be agreed by 31 March 2022.

The triennial funding valuation of the Main section as at 31 December 2017 determined the funding level to be 96%, pension liabilities to be £47 billion and the deficit to be £2 billion, which was eliminated by a £2 billion cash payment in October 2018. The average cost of the future service of current members is 44% of salary before administrative expenses and contributions from those members.

In 2018, the Group recognised an updated estimate of the impact of guaranteed minimum pension equalisation (£102m) following the clarity provided by the October 2018 Court ruling and the impact of any future conversion exercise. This has been revised in 2019 to reflect changes in financial assumptions.

Assumptions

Placing a value on RBS Group’s defined benefit pension schemes’ liabilities requires RBS Group’s management to make a number of assumptions, with the support of independent actuaries. The ultimate cost of the defined benefit obligations depends upon actual future events and the assumptions made are unlikely to be exactly borne out in practice, meaning the final cost may be higher or lower than expected.

The most significant assumptions used for the Main section are shown below:

	Principal IAS 19 actuarial assumptions
	2019	2018	Principal assumptions of 2017 triennial valuation
	%	%
Discount rate	2.1	2.9	Fixed interest swap yield curve plus 0.8% per annum
Inflation assumption (RPI)	2.9	3.2	RPI swap yield curve
Rate of increase in salaries	1.8	1.8
Rate of increase in deferred pensions	3.0	3.1
Rate of increase in pensions in payment	2.8	2.9	Modelled allowance for relevant caps and floors
Lump sum conversion rate at retirement	20	20	18%
Longevity at age 60:	years	years
Current pensioners
Males	26.9	27.2	28.1
Females	28.7	29.0	29.7
Future pensioners, currently aged 40
Males	28.2	28.4	29.3
Females	30.2	30.5	31.5

Discount rate

The IAS 19 valuation uses a single discount rate set by reference to the yield on a basket of ‘high quality’ sterling corporate bonds. For the triennial valuation discounting is by reference to a yield curve.

The weighted average duration of the Main section’s defined benefit obligation at 31 December 2019 is 21 years (2018 – 20 years).

Significant judgement is required when setting the criteria for bonds to be included in the basket of bonds that is used to determine the discount rate used in the IAS 19 valuations. The criteria include issue size, quality of pricing and the exclusion of outliers. Judgement is also required in determining the shape of the yield curve at long durations: a constant credit spread relative to gilts is assumed. Sensitivity to the main assumptions is presented below.

The chart below shows the projected benefit payment pattern for the Main section in nominal terms. These cashflows are based on the most recent formal actuarial valuation, effective 31 December 2017.

The larger outflow in the first four years represents the expected level of transfers out to 31 December 2021.

The table below shows how the net pension asset of the Main section would change if the key assumptions used were changed independently. In practice the variables have a degree of correlation and do not move completely in isolation.

	(Decrease)/	(Decrease)/	Increase in
	increase in	increase in	net pension
	value of	value of	assets/
	assets	liabilities	(obligations)
2019	£m	£m	£m
0.25% increase in interest rates/discount rate	(2,330)	(1,973)	(357)
0.25% increase in inflation	1,923	1,394	529
0.25% increase in credit spreads	(5)	(1,973)	1,968
Longevity increase of one year	—	1,706	(1,706)
0.25% additional rate of increase in pensions in payment	—	1,326	(1,326)
Increase in equity values of 10% (1)	430	—	430
2018
0.25% increase in interest rates/discount rate	(2,214)	(1,644)	(570)
0.25% increase in inflation	1,487	1,199	288
0.25% increase in credit spreads	(5)	(1,644)	1,639
Longevity increase of one year	—	1,414	(1,414)
0.25% additional rate of increase in pensions in payment	—	1,215	(1,215)
Increase in equity values of 10% (1)	419	—	419

Note:

(1)Includes both quoted and private equity.

The funded status is most sensitive to movements in credit spreads and longevity. The table below shows the combined change in the funded status of the Main section as a result of larger movements in these assumptions, assuming no changes in other assumptions.

		Change in life expectancies
		-2 years	-1 years	No change	+ 1 year	+ 2 years
2019		£bn	£bn	£bn	£bn	£bn
Change in credit spreads	+50 bps	6.9	5.4	3.9	2.3	0.8
	No change	3.6	1.7	—	(1.7)	(3.6)
	-50 bps	(0.2)	(2.3)	(4.4)	(6.5)	(8.7)

2018
Change in credit spreads	+50 bps	5.8	4.5	3.2	1.9	0.7
	No change	3.0	1.4	—	(1.4)	(3.0)
	-50 bps	(0.4)	(2.1)	(3.8)	(5.5)	(7.3)

The defined benefit obligation of the Main section is attributable to the different classes of scheme members in the following proportions:

	2019	2018
Membership category	%	%
Active members	13.6	12.9
Deferred members	49.7	48.6
Pensioners and dependants	36.7	38.5
	100.0	100.0

The experience history of RBS Group schemes is shown below:

	Main section					All schemes
	2019	2018	2017	2016	2015	2019	2018	2017	2016	2015
History of defined benefit schemes	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Fair value of plan assets	46,555	43,806	44,652	43,824	30,703	51,925	48,752	49,746	49,229	34,708
Present value of plan obligations	39,669	35,466	37,937	38,851	30,966	44,115	39,607	42,378	43,990	35,152
Net surplus/(deficit)	6,886	8,340	6,715	4,973	(263)	7,810	9,145	7,368	5,239	(444)

Experience gains/(losses) on plan liabilities	275	(122)	(107)	658	233	279	(81)	(93)	794	258
Experience gains/(losses) on plan assets	3,021	(1,891)	1,580	8,562	(415)	3,556	(2,090)	1,728	9,254	(458)
Actual return on plan assets	4,266	(768)	2,735	9,872	703	4,930	(848)	3,013	10,708	749
Actual return on plan assets	9.7%	(1.7)%	6.2%	32.2%	2.3%	10.1%	(1.7)%	6.1%	30.9%	2.2%